Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Summary of borrowings

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Non-current
Other borrowings (Note (i))	—	7,098
Current
Bank borrowings (Note (ii))	15,153	86,023
Current portion of other borrowings (Note (i))	4,401	23,711
	19,554	109,734
Total	19,554	116,832

Note:

(i)	The Group entered into sale and leaseback agreements with independent parties, to which the Group transferred the ownership of certain instruments and thereby obtained cash proceeds.

Summary of information about group obtained loan facilities
(ii)	The Group obtained bank facilities with 1-year term with existing ones being progressively expired up to November 2023. Bank borrowings require corporate guarantee provided by certain Group companies in general and bear fixed interest rates at 3.9% and 2.7%-4.7% per annum as of December 31, 2021 and 2022 respectively.